ACQUISITION (Details Narrative) - USD ($)		12 Months Ended
	Nov. 13, 2017	Sep. 30, 2018	Sep. 30, 2017
Goodwill		$ 1,386,800
Previous investment in Arcadian Services			$ 195,900
Accrude rate of interest		8.00%
Debt maturity date		Sep. 30, 2021
Arcadian Telepsychiatry Services LLC [Member]
Intangible asset, useful life	3 years 10 months 24 days
Goodwill		$ 1,386,800
Transaction costs		438,600
Previous investment in Arcadian Services		195,900
Forgiveness of loan in relation of acquisition		317,000
Long-term debt		555,000
Accrued interest		96,700
Payment on warrant outstanding		175,000
Indebtedness and payables		$ 1,339,600
Accrude rate of interest		8.00%
Debt maturity date	Sep. 30, 2021
Arcadian Telepsychiatry Services LLC [Member] | Minimum [Member]
Intangible asset, estimated useful life	1 year
Arcadian Telepsychiatry Services LLC [Member] | Maximum [Member]
Intangible asset, estimated useful life	4 years
Arcadian Telepsychiatry Services LLC [Member] | Customer Relationships [Member]
Intangible asset, useful life	4 years
Arcadian Telepsychiatry Services LLC [Member] | Trade Names [Member]
Intangible asset, useful life	1 year